Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
Service | Goldman Sachs Small Cap Equity Insights Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Small Cap Equity Insights Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell Service Shares of the Fund. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2024 was 158% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	158.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option. Had those fees and expenses been included, the costs shown below would be higher. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. As of March 31, 2025, small-cap issuers generally have public stock market capitalizations between $20 million and $15 billion; however, this capitalization range will change over time and with market conditions. The Fund may also invest in securities outside of the then-existing small-cap issuer capitalization range. The Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Fundamental Mispricings, High Quality Business Models, Sentiment Analysis and Market Themes & Trends. Fundamental Mispricings seeks to identify high-quality businesses trading at a fair price, which the Investment Adviser believes leads to strong performance over the long-run. High Quality Business Models seeks to identify companies that are generating high-quality revenues with sustainable business models and aligned management incentives. Sentiment Analysis seeks to identify stocks experiencing improvements in their overall market sentiment. Market Themes and Trends seeks to identify companies positively positioned to benefit from themes and trends in the market and macroeconomic environment. As a part of the Investment Adviser’s investment selection process, the Investment Adviser utilizes proprietary models that assess a wide range of indicators, which may include certain environmental, social and governance (“ESG”) indicators. No one indicator, risk or consideration is determinative in the investment selection process. The Fund may make investment decisions that deviate from those generated by the Investment Adviser’s proprietary models, at the discretion of the Investment Adviser. In addition, the Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research. The Fund may also invest in fixed income securities that are considered to be cash equivalents. The Investment Adviser measures the Fund’s performance against the Russell 2000® Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) how the average annual total returns of the Fund’s Service Shares compare to those of a regulatorily required broad-based securities market index (Russell 3000® Index) (the “Regulatory Benchmark”) and the Russell 2000® Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 6 of the Prospectus.The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In addition, performance reflects Fund level expenses but does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Updated performance information is available at no cost at am.gs.com or by calling the phone number on the back cover of the Prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) how the average annual total returns of the Fund’s Service Shares compare to those of a regulatorily required broad-based securities market index (Russell 3000® Index) (the “Regulatory Benchmark”) and the Russell 2000® Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 6 of the Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	am.gs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:ReturnsQuarter endedBest Quarter Return25.52%December 31, 2020Worst Quarter Return-32.85%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2024
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Benchmark returns do not reflect any deductions for fees or expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Benchmark returns do not reflect any deductions for fees or expenses.
Service | Goldman Sachs Small Cap Equity Insights Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loss of money is a risk of investing in the Fund.
Service | Goldman Sachs Small Cap Equity Insights Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Service | Goldman Sachs Small Cap Equity Insights Fund | Investment Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Service | Goldman Sachs Small Cap Equity Insights Fund | Large Shareholder Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Service | Goldman Sachs Small Cap Equity Insights Fund | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical and other issues in the construction, implementation and maintenance of the models (including, for example, data problems, unauthorized changes and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.
Service | Goldman Sachs Small Cap Equity Insights Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Service | Goldman Sachs Small Cap Equity Insights Fund | Mid Cap and Small Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Service | Goldman Sachs Small Cap Equity Insights Fund | Portfolio Turnover Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Rate Risk. A high rate of portfolio turnover involves correspondingly greater expenses which must be borne by the Fund and its shareholders.
Service | Goldman Sachs Small Cap Equity Insights Fund | REIT Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	REIT Risk. Risks associated with investments such as REITs in the real estate industry include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
Service | Goldman Sachs Small Cap Equity Insights Fund | Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S.and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Service | Goldman Sachs Small Cap Equity Insights Fund | Tax Diversification Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax Diversification Risk. The Fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended (the “Code”) (the “Diversification Requirements”). In order for the Fund to qualify for “look through” treatment under the Diversification Requirements, Fund shares must be sold only to persons permitted to hold shares, directly or indirectly (each, a “Permitted Investor”), under Section 817 of the Code and Treasury Regulation 1.817-5(f), as supplemented by published rulings and procedures issued thereunder by the Internal Revenue Service (“IRS”). To the extent an investor in Fund shares no longer qualifies as a Permitted Investor, and such investor fails to restore its status as a Permitted Investor or obtain a waiver or closing agreement with respect to such failure from the IRS, the Fund may no longer qualify for “look through” treatment. Therefore, in testing compliance with the Diversification Requirements, an investor in the Fund, such as, for example, an insurance company separate account, no longer would be able to look through the Fund to its underlying investments. Instead, the Fund would be considered a single investment for purposes of the Diversification Requirements. A failure to satisfy the Diversification Requirements (whether resulting from investors in Fund shares or otherwise) could have significant adverse tax consequences for variable contract owners whose contract values are determined by investment in the Fund. See “Taxation” in the Statement of Additional Information (the “SAI”) for more information.
Service | Goldman Sachs Small Cap Equity Insights Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	611
10 Years	rr_ExpenseExampleYear10	$ 1,358
2015	rr_AnnualReturn2015	(2.49%)
2016	rr_AnnualReturn2016	22.92%
2017	rr_AnnualReturn2017	11.22%
2018	rr_AnnualReturn2018	(8.82%)
2019	rr_AnnualReturn2019	24.53%
2020	rr_AnnualReturn2020	8.34%
2021	rr_AnnualReturn2021	23.50%
2022	rr_AnnualReturn2022	(19.64%)
2023	rr_AnnualReturn2023	18.95%
2024	rr_AnnualReturn2024	18.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.85%)
1 Year	rr_AverageAnnualReturnYear01	18.76%
5 Years	rr_AverageAnnualReturnYear05	8.73%
10 Years	rr_AverageAnnualReturnYear10	8.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
Service | Goldman Sachs Small Cap Equity Insights Fund | Russell 3000® Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.74%
5 Years	rr_AverageAnnualReturnYear05	13.85%
10 Years	rr_AverageAnnualReturnYear10	12.53%
Service | Goldman Sachs Small Cap Equity Insights Fund | Russell 2000® Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.50%
5 Years	rr_AverageAnnualReturnYear05	7.40%
10 Years	rr_AverageAnnualReturnYear10	7.81%

[1]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.094% of the Fund’s average daily net assets through at least April 30, 2026, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.